UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA New Income, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

Portfolio of investments

June 30, 2017

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES
AGENCY — 0.1%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$449,932	$446,994
Government National Mortgage Association 2012-2 A — 1.862% 6/16/2031	605,972	605,608
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	931,137	932,022
Government National Mortgage Association 2010-155 B — 2.525% 6/16/2039	2,350,630	2,350,690
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050@	110,934	113,945
		$4,449,259
AGENCY STRIPPED — 8.9%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044@	$9,660,878	$21
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042@	27,974	39
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049@	14,003,074	131,280
Government National Mortgage Association 2009-105 IO — 0.165% 11/16/2049@	10,753,539	103,031
Government National Mortgage Association 2008-8 IO — 0.234% 11/16/2047@	14,299,547	122,666
Government National Mortgage Association 2009-71 IO — 0.26% 7/16/2049@	3,354,755	52,188
Government National Mortgage Association 2012-45 IO — 0.328% 4/16/2053@	17,795,950	482,927
Government National Mortgage Association 2009-49 IO — 0.385% 6/16/2049@	12,050,691	154,222
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049@	3,033,418	58,358
Government National Mortgage Association 2009-86 IO — 0.395% 10/16/2049@	21,986,667	267,074
Government National Mortgage Association 2012-125 IO — 0.413% 2/16/2053@	81,133,252	2,491,148
Government National Mortgage Association 2005-9 IO — 0.451% 1/16/2045@	2,567,708	30,956
Government National Mortgage Association 2007-77 IO — 0.482% 11/16/2047@	27,737,903	519,229
Government National Mortgage Association 2010-123 IO — 0.522% 9/16/2050@	7,849,468	179,793
Government National Mortgage Association 2013-29 IO — 0.527% 5/16/2053@	97,480,582	3,325,072
Government National Mortgage Association 2009-60 IO — 0.603% 6/16/2049@	7,276,403	73,638
Government National Mortgage Association 2009-30 IO — 0.613% 3/16/2049@	7,901,055	260,008
Government National Mortgage Association 2011-165 IO — 0.633% 10/16/2051@	143,677,198	3,271,731
Government National Mortgage Association 2008-24 IO — 0.651% 11/16/2047@	1,871,913	27,303
Government National Mortgage Association 2014-157 IO — 0.658% 5/16/2055@	161,744,844	7,931,142
Government National Mortgage Association 2008-45 IO — 0.67% 2/16/2048@	6,334,907	46,968
Government National Mortgage Association 2012-25 IO — 0.708% 8/16/2052@	115,064,217	3,872,981
Government National Mortgage Association 2013-45 IO — 0.718% 12/16/2053@	79,251,027	2,828,485
Government National Mortgage Association 2004-43 IO — 0.746% 6/16/2044@	15,183,698	247,862
Government National Mortgage Association 2012-150 IO — 0.751% 11/16/2052@	78,160,687	3,921,814
Government National Mortgage Association 2015-41 IO — 0.756% 9/16/2056@	47,939,515	2,931,736
Government National Mortgage Association 2012-58 IO — 0.757% 2/16/2053@	239,148,874	9,843,607
Government National Mortgage Association 2014-138 IO — 0.766% 4/16/2056@	26,914,747	1,456,241
Government National Mortgage Association 2015-86 IO — 0.775% 5/16/2052@	73,175,065	4,237,817
Government National Mortgage Association 2013-63 IO — 0.777% 9/16/2051@	77,113,497	4,074,777
Government National Mortgage Association 2013-125 IO — 0.792% 10/16/2054@	23,165,556	956,038
Government National Mortgage Association 2013-13 IO — 0.798% 7/16/2047@	113,997,002	5,283,499
Government National Mortgage Association 2014-164 IO — 0.803% 1/16/2056@	294,918,335	15,653,056
Government National Mortgage Association 2012-79 IO — 0.808% 3/16/2053@	150,919,805	6,637,000
Government National Mortgage Association 2012-114 IO — 0.816% 1/16/2053@	53,328,392	3,152,172
Government National Mortgage Association 2014-77 IO — 0.825% 12/16/2047@	67,180,043	3,462,997
Government National Mortgage Association 2014-153 IO — 0.83% 4/16/2056@	240,695,571	14,590,821
Government National Mortgage Association 2015-47 IO — 0.831% 10/16/2056@	193,048,795	12,339,833
Government National Mortgage Association 2014-135 IO — 0.835% 1/16/2056@	319,180,687	17,869,586
Government National Mortgage Association 2013-30 IO — 0.838% 9/16/2053@	193,175,680	9,386,117

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Government National Mortgage Association 2014-110 IO — 0.84% 1/16/2057@	$79,761,885	$5,304,245
Government National Mortgage Association 2014-175 IO — 0.849% 4/16/2056@	233,937,686	14,373,085
Government National Mortgage Association 2011-143 IO — 0.871% 4/16/2053@	57,544,163	3,549,013
Government National Mortgage Association 2008-92 IO — 0.878% 10/16/2048@	21,605,473	420,557
Government National Mortgage Association 2015-7 IO — 0.878% 1/16/2057@	20,388,821	1,285,089
Government National Mortgage Association 2015-19 IO — 0.879% 1/16/2057@	122,334,523	8,271,270
Government National Mortgage Association 2015-101 IO — 0.88% 3/16/2052@	179,240,132	10,995,665
Government National Mortgage Association 2006-55 IO — 0.916% 8/16/2046@	8,721,397	41,172
Government National Mortgage Association 2014-187 IO — 0.933% 5/16/2056@	228,995,539	14,943,035
Government National Mortgage Association 2015-169 IO — 0.94% 7/16/2057@	233,455,142	17,316,045
Government National Mortgage Association 2008-48 IO — 0.942% 4/16/2048@	10,150,732	205,980
Government National Mortgage Association 2015-128 IO — 0.946% 12/16/2056@	209,456,844	13,857,057
Government National Mortgage Association 2012-53 IO — 0.954% 3/16/2047@	89,772,891	4,047,142
Government National Mortgage Association 2015-160 IO — 0.956% 1/16/2056@	270,480,137	18,115,570
Government National Mortgage Association 2015-150 IO — 0.966% 9/16/2057@	256,772,617	19,737,212
Government National Mortgage Association 2015-114 IO — 0.969% 3/15/2057@	171,183,689	10,619,551
Government National Mortgage Association 2016-45 IO — 1.004% 2/16/2058@	133,511,968	9,857,843
Government National Mortgage Association 2016-34 IO — 1.007% 1/16/2058@	225,669,406	17,056,523
Government National Mortgage Association 2016-65 IO — 1.009% 1/16/2058@	248,966,696	19,078,443
Government National Mortgage Association 2015-108 IO — 1.035% 10/16/2056@	54,088,648	3,850,538
Government National Mortgage Association 2004-108 IO — 1.038% 12/16/2044@	1,292,598	364
Government National Mortgage Association 2016-106 IO — 1.069% 9/16/2058@	275,335,644	22,576,614
Government National Mortgage Association 2016-125 IO — 1.07% 12/16/2057@	142,150,770	11,224,452
Government National Mortgage Association 2016-85 IO — 1.121% 3/16/2057@	163,967,851	13,197,641
Government National Mortgage Association 2016-119 IO — 1.127% 4/16/2058@	407,484,119	33,024,021
Government National Mortgage Association 2016-67 IO — 1.166% 7/16/2057@	122,794,411	9,711,945
Government National Mortgage Association 2016-94 IO — 1.17% 12/16/2057@	221,455,003	18,042,869
Government National Mortgage Association 2006-30 IO — 2.158% 5/16/2046@	1,640,337	14,264
		$442,992,438
NON-AGENCY — 3.2%
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035**	$6,748,704	$6,735,236
A10 Term Asset Financing LLC 2013-2 A — 2.62% 11/15/2027**	999,889	998,508
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041@	5,773,794	5,773,216
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 A1A — 5.65% 6/11/2050@	4,662,719	4,667,638
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.203% 3/15/2049@	2,938,600	2,941,592
COMM Mortgage Trust 2014-FL5 B — 3.309% 10/15/2031**,@	12,720,000	12,723,770
COMM Mortgage Trust 2014-FL5 C — 3.309% 10/15/2031**,@	8,240,000	8,039,801
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E — 7.159% 11/15/2033**,@	30,398,000	30,626,110
Latitude Management Real Estate Capita 2016-CRE2 A — 2.71% 11/24/2031**,@,††	11,903,000	11,992,272
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044@	9,865,000	9,863,900
Ores NPL LLC 2014-LV3 B — 6.00% 3/27/2024**	30,523,401	30,532,558
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024**	3,228,487	3,225,842
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032**	17,716,000	17,716,000
SCG Trust 2013-SRP1 AJ — 3.109% 11/15/2026**,@	14,152,000	14,088,356

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 A3 — 5.678% 5/15/2046	$3,104,668	$3,104,668
		$163,029,467

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES — 12.2% (Cost $671,306,826)		$610,471,164

RESIDENTIAL MORTGAGE-BACKED SECURITIES
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.1%
Federal Home Loan Mortgage Corporation 2809 UC — 4.00% 6/15/2019	$118,693	$120,190
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	1,053,072	1,058,304
Federal Home Loan Mortgage Corporation 2990 TD — 4.00% 5/15/2035	15,621	15,847
Federal Home Loan Mortgage Corporation 2614 BY — 4.50% 5/15/2018	179,905	181,725
Federal Home Loan Mortgage Corporation 2645 BY — 4.50% 7/15/2018	41,331	41,734
Federal Home Loan Mortgage Corporation 2649 AN — 4.50% 7/15/2018	428,323	433,140
Federal Home Loan Mortgage Corporation 2656 PE — 4.50% 7/15/2018	81,872	82,818
Federal Home Loan Mortgage Corporation 2568 XD — 5.00% 2/15/2018	43,984	44,366
Federal Home Loan Mortgage Corporation 2494 CF — 5.50% 9/15/2017	62,654	62,846
Federal Home Loan Mortgage Corporation 2503 B — 5.50% 9/15/2017	38,812	38,967
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	3,097,866	3,034,550
Federal National Mortgage Association 2013-30 CA — 1.50% 4/25/2043	15,253,064	14,112,167
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	27,747,895	27,552,686
Federal National Mortgage Association 2017-16 WB — 2.25% 1/25/2045	21,412,875	21,188,089
Federal National Mortgage Association 2017-25 BE — 2.25% 1/25/2046	47,190,874	46,659,665
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	33,542,267	34,144,471
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	49,711,747	50,514,453
Federal National Mortgage Association 2017-15 DA — 3.00% 12/25/2044	25,620,866	26,052,199
Federal National Mortgage Association 2017-5 JA — 3.00% 2/25/2046	44,245,229	45,023,365
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	22,096,950	22,811,358
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	21,728,814	22,437,491
Federal National Mortgage Association 2017-28 A — 3.50% 5/25/2045	26,815,568	27,714,586
Federal National Mortgage Association 2003-128 NG — 4.00% 1/25/2019	58,405	59,056
Federal National Mortgage Association 2004-7 JK — 4.00% 2/25/2019	497,414	502,662
Federal National Mortgage Association 2008-18 MD — 4.00% 3/25/2019	135,373	136,797
Federal National Mortgage Association 2004-76 CL — 4.00% 10/25/2019	132,489	133,870
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	76,834	77,536
Federal National Mortgage Association 2011-113 NE — 4.00% 3/25/2040	1,381,555	1,396,889
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	799,052	804,989
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	654,359	659,434
Federal National Mortgage Association 2003-30 HW — 4.50% 4/25/2018	67,681	68,101
Federal National Mortgage Association 2008-18 NB — 4.50% 5/25/2020	224,124	226,133
Federal National Mortgage Association 2011-7 PA — 4.50% 10/25/2039	47,248	47,512
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	2,200,324	2,260,177
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	1,937,047	1,962,077
Federal National Mortgage Association 2002-74 PE — 5.00% 11/25/2017	25,063	25,137
Federal National Mortgage Association 2003-24 PD — 5.00% 4/25/2018	215,688	217,238
Federal National Mortgage Association 2003-46 BG — 5.00% 6/25/2018	226,387	228,667
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	3,182,538	3,346,880
Federal National Mortgage Association 2011-19 WB — 5.50% 10/25/2018	897,737	910,524
		$356,388,696
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963 — 3.408% 3/1/2036@	$1,280,090	$1,345,565

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
AGENCY POOL FIXED RATE — 3.2%
Federal Home Loan Mortgage Corporation J24941 — 2.00% 8/1/2023	$3,990,309	$3,984,160
Federal Home Loan Mortgage Corporation G15139 — 4.50% 6/1/2019	208,876	213,334
Federal Home Loan Mortgage Corporation P60959 — 4.50% 9/1/2020	366,142	369,442
Federal Home Loan Mortgage Corporation G14030 — 4.50% 12/1/2020	247,655	255,773
Federal Home Loan Mortgage Corporation G15169 — 4.50% 9/1/2026	4,698,573	4,866,212
Federal Home Loan Mortgage Corporation G15272 — 4.50% 9/1/2026	4,801,377	4,962,485
Federal Home Loan Mortgage Corporation G15875 — 4.50% 9/1/2026	5,807,454	6,032,875
Federal Home Loan Mortgage Corporation G18056 — 5.00% 6/1/2020	353,441	366,493
Federal Home Loan Mortgage Corporation G13812 — 5.00% 12/1/2020	1,228,644	1,261,639
Federal Home Loan Mortgage Corporation G15036 — 5.00% 6/1/2024	4,282,800	4,428,479
Federal Home Loan Mortgage Corporation G13667 — 5.00% 8/1/2024	208,318	218,579
Federal Home Loan Mortgage Corporation G15435 — 5.00% 11/1/2024	8,939,144	9,243,094
Federal Home Loan Mortgage Corporation G15173 — 5.00% 6/1/2026	3,466,087	3,594,099
Federal Home Loan Mortgage Corporation G15407 — 5.00% 6/1/2026	5,002,652	5,280,050
Federal Home Loan Mortgage Corporation G15874 — 5.00% 6/1/2026	2,610,881	2,702,246
Federal Home Loan Mortgage Corporation G12730 — 5.50% 7/1/2017	71	71
Federal Home Loan Mortgage Corporation G12829 — 5.50% 10/1/2017	676	679
Federal Home Loan Mortgage Corporation G14187 — 5.50% 12/1/2020	2,669,931	2,742,534
Federal Home Loan Mortgage Corporation J01270 — 5.50% 2/1/2021	74,451	78,042
Federal Home Loan Mortgage Corporation G14035 — 5.50% 12/1/2021	259,630	271,270
Federal Home Loan Mortgage Corporation G15230 — 5.50% 12/1/2024	6,371,650	6,626,665
Federal Home Loan Mortgage Corporation G15458 — 5.50% 12/1/2024	988,380	1,044,486
Federal Home Loan Mortgage Corporation G14460 — 6.00% 1/1/2024	420,032	446,037
Federal Home Loan Mortgage Corporation G12139 — 6.50% 9/1/2019	3,784	3,790
Federal Home Loan Mortgage Corporation P50543 — 6.50% 4/1/2037	71,222	73,889
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	789,663	789,281
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	394,243	393,771
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	36,865,933	37,292,535
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	1,344,130	1,407,618
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	1,321,845	1,385,119
Federal National Mortgage Association 254906 — 4.50% 10/1/2018	118,122	119,694
Federal National Mortgage Association 255547 — 4.50% 1/1/2020	55,754	57,259
Federal National Mortgage Association MA0323 — 4.50% 2/1/2020	202,403	207,425
Federal National Mortgage Association MA0358 — 4.50% 3/1/2020	113,450	116,210
Federal National Mortgage Association MA0419 — 4.50% 5/1/2020	200,413	205,676
Federal National Mortgage Association AL6725 — 4.50% 9/1/2020	2,239,375	2,284,106
Federal National Mortgage Association 735920 — 4.50% 10/1/2020	53,080	54,701
Federal National Mortgage Association 995158 — 4.50% 12/1/2020	94,227	97,337
Federal National Mortgage Association 889531 — 4.50% 5/1/2022	34,609	35,695
Federal National Mortgage Association AL6212 — 4.50% 1/1/2027	5,313,324	5,426,857
Federal National Mortgage Association AE0126 — 5.00% 6/1/2020	4,319,231	4,422,556
Federal National Mortgage Association 310097 — 5.00% 10/1/2020	229,264	231,508
Federal National Mortgage Association AE0792 — 5.00% 12/1/2020	1,152,975	1,181,773
Federal National Mortgage Association AE0314 — 5.00% 8/1/2021	6,875,631	7,021,918
Federal National Mortgage Association AD0285 — 5.00% 9/1/2022	640,123	666,060
Federal National Mortgage Association AE0812 — 5.00% 7/1/2025	1,344,807	1,388,556
Federal National Mortgage Association AL5764 — 5.00% 9/1/2025	4,579,337	4,733,177
Federal National Mortgage Association AL6798 — 5.00% 9/1/2025	5,883,769	6,021,895
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	5,650,431	5,857,362
Federal National Mortgage Association 257100 — 5.50% 1/1/2018	44,862	45,044
Federal National Mortgage Association 745500 — 5.50% 12/1/2018	248,549	250,872

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal National Mortgage Association 745119 — 5.50% 12/1/2019	$1,648,514	$1,698,999
Federal National Mortgage Association 995284 — 5.50% 3/1/2020	99,910	100,298
Federal National Mortgage Association 745190 — 5.50% 6/1/2020	53,336	53,842
Federal National Mortgage Association 889318 — 5.50% 7/1/2020	987,702	1,011,293
Federal National Mortgage Association 745749 — 5.50% 3/1/2021	183,477	191,561
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	868,217	897,030
Federal National Mortgage Association AE0237 — 5.50% 11/1/2023	755,459	776,539
Federal National Mortgage Association AL5812 — 5.50% 5/1/2025	3,518,547	3,644,116
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	180,297	192,334
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	1,451,388	1,531,094
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	1,862,415	1,937,643
Federal National Mortgage Association 735439 — 6.00% 9/1/2019	75,822	78,017
Federal National Mortgage Association 745238 — 6.00% 12/1/2020	296,666	304,105
Federal National Mortgage Association 745832 — 6.00% 4/1/2021	2,127,805	2,213,317
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	1,011,935	1,059,754
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	93,817	99,960
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	877,743	936,655
Federal National Mortgage Association 890403 — 6.00% 5/1/2023	582,870	602,666
Government National Mortgage Association 782281 — 6.00% 3/15/2023	1,295,609	1,387,900
		$159,477,551
AGENCY STRIPPED — 0.1%
Federal Home Loan Mortgage Corporation 217 PO — 0.00% 1/1/2032@@@	$229,530	$208,546
Federal Home Loan Mortgage Corporation 3854 GI — 3.50% 11/15/2024	167,245	394
Federal Home Loan Mortgage Corporation 3763 NI — 3.50% 5/15/2025	2,138,226	156,270
Federal Home Loan Mortgage Corporation 3917 AI — 4.50% 7/15/2026	16,238,970	1,558,040
Federal Home Loan Mortgage Corporation 217 IO — 6.50% 1/1/2032	221,014	51,384
Federal National Mortgage Association 2010-137 BI — 3.50% 2/25/2024	563,424	4,371
Federal National Mortgage Association 2011-66 BI — 3.50% 3/25/2025	376,961	5,475
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	377,713	14,878
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	625,064	116,078
		$2,115,436
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.5%
BCAP LLC Trust 2010-RR8 2A6 — 2.708% 11/26/2036**,@	$2,288,050	$2,279,936
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	53,859	54,429
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035**,@	11,651,540	12,041,810
Credit Suisse Mortgage Trust Series 2010-9R 1A4 — 3.75% 8/27/2037**	6,141,534	6,139,948
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026**	2,248,155	2,271,570
Nationstar HECM Loan Trust 2015-2A A — 2.883% 11/25/2025**	888,789	889,074
Nationstar HECM Loan Trust 2016-1A A — 2.981% 2/25/2026**,@	3,765,100	3,766,305
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036**,@	6,190,303	6,407,916
RiverView HECM Trust 2007-1 A — 1.72% 5/25/2047**,@	26,501,409	22,062,423
RMAT LLC 2015-PR1 A1 — 4.826% 6/25/2035**,@@	14,231,726	14,231,726
Sequoia Mortgage Trust 2012-1 1A1 — 2.865% 1/25/2042@	1,609,971	1,618,259
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.00% 7/31/2038**,@,††	577,205	288,776
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050**,@,††	807,533	432,195
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.144% 8/15/2050**,@,††	789,015	416,149
Stanwich Mortgage Loan Trust Series 2010-4 A — 0.394% 8/31/2049**,@,††	478,342	241,563
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.521% 2/15/2049**,@,††	58,092	25,979
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.091% 9/30/2047**,@,††	231,203	116,942
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.702% 2/28/2057**,@,††	991,693	500,011

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045**,@@	$11,726,838	$11,847,068
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056**,@	24,608,401	24,552,287
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053**,@	26,920,575	27,276,685
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060**,@	38,134,188	38,996,849
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055**,@	34,470,646	35,308,879
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057**,@	28,554,596	29,360,681
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	17,853,325	17,864,551
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	22,935,614	22,939,472
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**,@@	26,880,869	26,885,391
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045**,@@	14,227,804	14,233,006
		$323,049,880
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES — 16.9% (Cost $844,109,705)		$842,377,128

ASSET-BACKED SECURITIES
AUTO — 18.2%
Ally Auto Receivables Trust 2015-1 A3 — 1.39% 9/16/2019	$17,064,900	$17,059,095
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	3,743,000	3,744,354
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	7,065,655
AmeriCredit Automobile Receivables Trust 2014-2 B — 1.60% 7/8/2019	1,262,533	1,262,670
AmeriCredit Automobile Receivables Trust 2014-1 B — 1.68% 7/8/2019	654,776	654,862
AmeriCredit Automobile Receivables Trust 2015-2 B — 1.82% 7/8/2020	6,678,000	6,681,760
AmeriCredit Automobile Receivables Trust 2014-3 B — 1.92% 11/8/2019	13,383,000	13,398,243
AmeriCredit Automobile Receivables Trust 2015-3 B — 2.08% 9/8/2020	19,000,000	19,060,809
AmeriCredit Automobile Receivables Trust 2015-4 B — 2.11% 1/8/2021	28,000,000	28,072,212
AmeriCredit Automobile Receivables Trust 2013-5 C — 2.29% 11/8/2019	2,097,066	2,101,555
AmeriCredit Automobile Receivables Trust 2013-3 C — 2.38% 6/10/2019	449,092	449,566
AmeriCredit Automobile Receivables Trust 2015-1 C — 2.51% 1/8/2021	1,727,000	1,736,300
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	7,547,000	7,579,481
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,625,858
California Republic Auto Receivables Trust 2013-2 A2 — 1.23% 3/15/2019	984,837	984,418
Capital Auto Receivables Asset Trust 2016-3 A3 — 1.54% 8/20/2020	9,410,000	9,399,370
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	35,877,000	35,910,699
Capital Auto Receivables Asset Trust 2014-3 A4 — 1.83% 4/22/2019	9,382,000	9,387,409
Capital Auto Receivables Asset Trust 2014-1 B — 2.22% 1/22/2019	6,244,522	6,248,797
Capital Auto Receivables Asset Trust 2013-4 C — 2.67% 2/20/2019	3,845,000	3,852,292
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,247,229
Credit Acceptance Auto Loan Trust 2014-2A A — 1.88% 3/15/2022**	3,017,038	3,017,221
Credit Acceptance Auto Loan Trust 2015-1A A — 2.00% 7/15/2022**	1,251,519	1,252,322
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023**	9,956,000	9,990,610
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026**	23,036,000	23,034,100
Credit Acceptance Auto Loan Trust 2015-1A B — 2.61% 1/17/2023**	3,160,000	3,168,143
Credit Acceptance Auto Loan Trust 2014-2A B — 2.67% 9/15/2022**	11,719,000	11,740,398
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024**	19,504,000	19,586,586
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023**	27,401,000	27,576,076
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024**	22,937,000	23,140,635
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025**	12,661,000	12,793,685
Credit Acceptance Auto Loan Trust 2015-2A C — 3.76% 2/15/2024**	550,000	556,569
DT Auto Owner Trust 2016-2A A — 1.73% 8/15/2019**	1,561,185	1,560,672
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020**	13,677,000	13,653,885
DT Auto Owner Trust 2015-3A B — 2.46% 11/15/2019**	17,550,201	17,563,887

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022**	$18,717,000	$18,739,408
DT Auto Owner Trust 2016-2A B — 2.92% 5/15/2020**	5,392,000	5,413,442
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020**	16,140,595	16,095,114
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021**	8,763,000	8,792,590
First Investors Auto Owner Trust 2014-1A A3 — 1.49% 1/15/2020**	725,524	725,416
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021**	5,514,000	5,504,038
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021**	16,653,000	16,700,245
First Investors Auto Owner Trust 2015-2A A2 — 2.28% 9/15/2021**	16,556,000	16,605,251
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023**	4,126,000	4,133,402
First Investors Auto Owner Trust 2015-2A B — 2.75% 9/15/2021**	4,443,000	4,451,130
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023**	8,149,000	8,172,675
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	7,768,000	7,755,503
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	22,240,000	22,181,515
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,973,453
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	17,870,340	17,844,642
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021**	13,264,000	13,156,007
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	21,315,000	21,285,295
Prestige Auto Receivables Trust 2014-1A A3 — 1.52% 4/15/2020**	1,853,607	1,853,608
Prestige Auto Receivables Trust 2015-1 A3 — 1.53% 2/15/2021**	7,571,592	7,570,005
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020**	7,917,000	7,934,176
Prestige Auto Receivables Trust 2015-1 B — 2.04% 4/15/2021**	10,395,000	10,408,706
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022**	25,223,000	25,094,131
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022**	12,060,000	12,143,444
Santander Drive Auto Receivables Trust 2016-2 A3 — 1.56% 5/15/2020	12,436,000	12,433,495
Santander Drive Auto Receivables Trust 2014-5 B — 1.76% 9/16/2019	1,605,396	1,605,653
Santander Drive Auto Receivables Trust 2013-3 C — 1.81% 4/15/2019	4,555,010	4,556,157
Santander Drive Auto Receivables Trust 2015-2 B — 1.83% 1/15/2020	2,152,388	2,152,946
Santander Drive Auto Receivables Trust 2013-2 C — 1.95% 3/15/2019	189,699	189,722
Santander Drive Auto Receivables Trust 2015-5 B — 1.96% 5/15/2020	44,367,000	44,333,933
Santander Drive Auto Receivables Trust 2015-1 B — 1.97% 11/15/2019	9,210,537	9,216,260
Santander Drive Auto Receivables Trust 2015-3 B — 2.07% 4/15/2020	23,396,844	23,433,315
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	5,481,103	5,490,588
Santander Drive Auto Receivables Trust 2015-1 C — 2.57% 4/15/2021	9,270,000	9,323,909
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,621,297
Santander Drive Auto Receivables Trust 2014-4 C — 2.60% 11/16/2020	15,397,295	15,464,253
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	4,882,000	4,877,286
Santander Drive Auto Receivables Trust 2013-5 D — 2.73% 10/15/2019	16,422,000	16,538,158
Santander Drive Auto Receivables Trust 2014-2 D — 2.76% 2/18/2020	8,332,000	8,401,426
Santander Drive Auto Receivables Trust 2013-4 C — 3.25% 1/15/2020	332,287	333,036
Westlake Automobile Receivables Trust 2015-2A B — 1.83% 1/15/2021**	5,630,543	5,631,022
Westlake Automobile Receivables Trust 2015-3A B — 2.21% 5/17/2021**	23,804,000	23,813,679
Westlake Automobile Receivables Trust 2015-1A C — 2.29% 11/16/2020**	379,598	380,003
Westlake Automobile Receivables Trust 2015-2A C — 2.45% 1/15/2021**	550,000	550,610
Westlake Automobile Receivables Trust 2016-3A C — 2.46% 1/18/2022**	19,575,000	19,504,689
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022**	11,439,000	11,456,380
Westlake Automobile Receivables Trust 2015-3A C — 3.05% 5/17/2021**	550,000	551,810
World Omni Automobile Lease Securitization Trust 2015-A A4 — 1.73% 12/15/2020	15,000,000	15,017,160
World Omni Automobile Lease Securitization Trust 2015-A B — 1.94% 12/15/2020	12,350,000	12,352,132
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,473,000	5,490,800
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,102,000	10,135,937
		$911,546,275

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
COLLATERALIZED LOAN OBLIGATION — 13.0%
Adams Mill CLO Ltd. 2014-1A B2R — 1.00% 7/15/2026**,††	$8,136,000	$8,136,000
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025**	8,598,000	8,610,630
Cerberus Loan Funding XVIII LP 2017-1A A — 2.91% 4/15/2027**,@	42,107,000	42,106,916
Cerberus Onshore II CLO-2 LLC 2014-1A A — 3.058% 10/15/2023**,@	1,749,034	1,749,541
Cerberus Onshore II CLO-2 LLC 2014-1A B — 3.722% 10/15/2023**,@	6,612,000	6,617,501
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025**	6,498,000	6,500,099
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024**	14,822,000	14,799,189
Elm Trust 2016-1A A2 — 4.163% 6/20/2025**	13,183,000	13,358,086
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026**	17,551,000	17,553,036
Fortress Credit Opportunities III CLO LP 2014-3A A1TR — 2.80% 4/28/2026**,@	48,830,000	48,942,407
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026**	25,265,000	25,252,165
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026**	6,584,000	6,581,182
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E — 8.424% 12/15/2028@	20,895,000	21,033,388
Halcyon Loan Advisors Funding — 1.00% 10/22/2025††	18,450,000	18,450,000
ICG US CLO Ltd. 2014-3A A1BR — 2.97% 1/25/2027**	34,490,000	34,416,743
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026**	16,675,000	16,695,544
MidOcean Credit CLO I 2012-1A A2R — 3.658% 1/15/2024**,@	18,780,000	19,044,629
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026**	7,465,000	7,470,248
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026**	5,750,000	5,757,412
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026**	10,199,000	10,262,825
Northwoods Capital X Ltd. 2013-10A A2R — 2.649% 11/4/2025**	29,490,000	29,489,912
Northwoods Capital X Ltd. 2013-10A B2R — 3.442% 11/4/2025**	4,000,000	4,014,196
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026**	10,752,000	10,772,730
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026**	6,814,000	6,831,008
OHA Loan Funding LLC 2014-1A A2R — 2.95% 10/20/2026**	20,832,000	20,836,187
Peaks CLO 1, Ltd. 2014-1A C — 4.658% 6/15/2026**,@	12,077,000	12,090,369
Peaks CLO, 1 Ltd. 2014-1A A — 2.908% 6/15/2026**,@	31,573,000	31,611,930
Saranac CLO I Ltd. 2013-1A B — 3.217% 10/26/2024**,@	13,199,000	13,249,051
Saranac CLO II Ltd. 2014-2A A2 — 2.922% 2/20/2025**,@	11,720,000	11,742,631
Saranac CLO II Ltd. 2014-2A B — 3.222% 2/20/2025**,@	3,750,000	3,764,948
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025††	34,234,000	34,234,000
Silvermore Clo Ltd. — 1.00% 5/15/2026††	25,204,000	25,204,000
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025**	15,800,000	15,824,711
Telos CLO, Ltd. 2014-5A A — 2.708% 4/17/2025**,@	31,420,000	31,522,366
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026**	8,859,000	8,860,364
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026**	11,052,000	11,054,940
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025**	27,181,000	27,187,659
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025**	12,780,000	12,712,956
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026**	6,979,000	6,985,623
		$651,327,122
CREDIT CARD — 4.9%
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	$51,561,000	$51,477,559
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	38,404,932
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	48,839,000	48,986,430
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	42,672,000	42,962,007
Synchrony Credit Card Master Note Trust 2012-6 A — 1.36% 8/17/2020	57,633,000	57,628,245
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,824,759
		$243,283,932
EQUIPMENT — 9.9%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018**	$6,753,774	$6,743,098

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024**	$16,182,412	$16,174,518
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019**	4,102,000	4,111,006
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018**	549,597	549,634
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021**	6,084,000	6,068,302
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021**	48,498,000	48,279,017
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021**	22,566,000	22,427,716
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018**	7,886,065	7,874,320
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028**	28,425,633	28,392,921
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028**	29,384,966	29,454,438
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047**	8,425,000	8,515,015
Enterprise Fleet Financing LLC 2014-2 A2 — 1.05% 3/20/2020**	4,035,940	4,032,541
Enterprise Fleet Financing LLC 2015-2 A2 — 1.59% 2/22/2021**	26,756,559	26,756,181
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022**	17,387,704	17,367,912
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023**	14,450,000	14,449,250
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022**	9,453,000	9,459,722
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023**	6,562,000	6,561,004
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024**	2,609,000	2,609,836
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030**	20,278,618	20,252,710
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031**	20,226,000	20,227,992
Leaf Receivables Funding 11 LLC 2016-1 A2 — 1.72% 7/15/2018**	10,237,705	10,238,846
Leaf Receivables Funding 12 LLC 2017-1 A3 — 2.07% 8/15/2020**,††	7,553,000	7,537,962
Leaf Receivables Funding 12 LLC 2017-1 A4 — 2.43% 7/15/2021**,††	5,552,000	5,537,920
NextGear Floorplan Master Owner Trust 2015-2A A — 2.38% 10/15/2020**	10,000,000	10,045,515
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022**	22,933,000	22,924,595
MMAF Equipment Finance LLC 2013-AA A4 — 1.68% 5/11/2020**	8,303,968	8,309,235
Prop Series 2017-1A — 5.30% 3/15/2042††	39,812,973	40,211,103
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021**	8,830,000	8,805,000
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021**	26,369,000	26,381,472
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021**	24,047,000	24,052,110
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021**	33,682,000	33,840,713
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021**	5,916,000	5,919,959
Wheels SPV 2 LLC 2015-1A A2 — 1.27% 4/22/2024**	6,014,743	6,008,324
		$510,119,887
OTHER — 8.8%
Conn’s Receivables Funding LLC 2016-A B — 8.96% 8/15/2018**	$17,946,571	$17,970,751
InSite Issuer LLC — 8.595% 8/15/2043**,††	12,001,000	12,815,788
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050**,††	50,294,000	49,946,971
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049**	16,005,500	15,977,971
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049**	50,834,000	50,505,140
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051**,††	46,789,000	46,592,486
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048**	51,028,000	50,948,269
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021**	10,122,000	10,137,709
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021**	9,739,000	9,669,367
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 2.617% 12/1/2031††	6,400,000	6,360,000
PFS Financing Corporation 2014-BA A — 1.759% 10/15/2019**,@	33,006,000	33,037,980
PFS Financing Corporation 2015-AA A — 1.779% 4/15/2020**,@	29,100,000	29,088,846
PFS Financing Corporation 2015-AA B — 2.059% 4/15/2020**,@	500,000	497,236
PFS Financing Corporation 2016-A A — 2.359% 2/18/2020**,@	57,776,000	57,970,301

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
STORE Master Funding LLC 2012-1A A — 5.77% 8/20/2042**	$463,734	$465,058
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043**,††	10,932,000	10,842,666
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043**	3,768,000	3,506,221
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043**,††	15,000,000	15,511,222
		$421,843,982
TOTAL ASSET-BACKED SECURITIES — 54.8% (Cost $2,735,199,252)		$2,738,121,198

CORPORATE BONDS & NOTES
CONSUMER, CYCLICAL — 0.4%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,510	$2,806
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	17,800,245	6,363,588
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	8,533,852	8,998,093
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	3,780,561	3,782,830
US Airways 1998-1C Pass Through Trust — 6.82% 1/30/2019††	2,383,509	38,136
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019††	4,341,206	1,519,422
		$20,704,875
DIVERSIFIED — 0.8%
Boart Longyear Management Pty, Ltd. — 10.00% 10/1/2018**	$51,802,000	$40,437,936
ENERGY — 0.2%
PHI, Inc. — 5.25% 3/15/2019	$11,499,000	$10,636,575
FINANCIAL — 0.4%
N671US Trust — 7.50% 9/15/2020**,††	$8,825,439	$8,847,502
Berkshire Hathaway Finance Corporation — 1.442% 8/15/2019@	12,753,000	12,797,836
		$21,645,338
INDUSTRIAL — 0.3%
Air 2 US — 8.027% 10/1/2020**	$2,669,437	$2,771,210
Air 2 US — 10.127% 10/1/2020**,††	39,258,228	9,814,557
		$12,585,767
TECHNOLOGY — 0.5%
Apple, Inc. — 1.90% 2/7/2020	$25,563,000	$25,643,649

TOTAL CORPORATE BONDS & NOTES — 2.6% (Cost $155,079,757)		$131,654,140

CORPORATE BANK DEBT
ACCTL — 6.50% 5/16/2022	$19,331,915	$19,307,750
Xplornet Communications, Inc. — 0.00% 9/9/2021	39,594,669	40,040,109
Internap Corp. — 8.09% 4/3/2022	11,500,000	11,629,375
Intelsat Jackson Holding SA — 0.00% 6/30/2019	25,972,703	25,722,326
MB1LDDTL2 — 2.50% 11/30/2017††	1,174,380	16,148
MB1LTL — 6.04% 11/30/2022	24,369,453	24,460,839
MB2LTL — 10.29% 11/30/2023	6,816,000	6,824,520
OTGDDTL — 1.00% 8/23/2021††	916,500	24,058
OTGTL — 9.70% 8/23/2021	21,003,500	21,134,772
SDTL — 7.04% 11/22/2021	13,943,500	13,960,930
ZW1L — 6.00% 11/16/2022	13,561,850	13,567,410

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
ZW2L — 10.179% 11/16/2023	$4,870,000	$4,860,065

TOTAL CORPORATE BANK DEBT — 3.6% (Cost $179,106,526)		$181,548,302

MUNICIPALS — 0.1%
Wayne County GO, (TXBL-NTS), — 4.25% 12/1/2018 (Cost $4,387,000)	$4,387,000	$4,435,432

U.S. TREASURIES
U.S. Treasury Notes — 0.50% 7/31/2017	$45,000,000	$44,978,026
U.S. Treasury Notes — 0.625% 8/31/2017	60,000,000	59,958,108
U.S. Treasury Notes — 0.75% 10/31/2017	25,000,000	24,967,285
U.S. Treasury Notes — 0.875% 11/30/2017	60,000,000	59,937,972
U.S. Treasury Notes — 1.00% 9/15/2017	60,000,000	59,993,952
U.S. Treasury Notes — 1.00% 12/15/2017	70,843,000	70,809,102
U.S. Treasury Notes — 1.375% 8/31/2020	114,135,000	113,328,328
U.S. Treasury Notes — 1.375% 10/31/2020	34,456,000	34,174,756
U.S. Treasury Notes — 1.875% 10/31/2017	35,000,000	35,082,499
U.S. Treasury Notes — 4.25% 11/15/2017	29,450,000	29,786,770

TOTAL U.S. TREASURIES — 10.7% (Cost $535,059,336)		$533,016,798

TOTAL BONDS & DEBENTURES — 100.9% (Cost $5,124,248,402)		$5,041,624,162

TOTAL INVESTMENT SECURITIES — 100.9% (Cost $5,124,248,402)		$5,041,624,162

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.12% 7/3/2017
(Dated 06/30/2017, repurchase price of $62,651,627, collateralized by $63,385,000 principal amount U.S. Treasury Notes - 2.125% 2024, fair value $63,906,659)	$62,651,000	$62,651,000
TOTAL SHORT-TERM INVESTMENTS — 1.2% (Cost $62,651,000)		$62,651,000

TOTAL INVESTMENTS — 102.1% (Cost $5,186,899,402)		$5,104,275,162
Other Assets and Liabilities, net — (2.1)%		(107,215,263)
NET ASSETS — 100.0% — NOTE 2		$4,997,059,899

** Restricted securities. These restricted securities constituted 47.46% of total net assets at June 30, 2017, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

@ Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
@@@ Zero coupon bond. Coupon amount represents effective yield to maturity.
@@ Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2017.

See notes to financial statements.

†† These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 6.44% of total net assets at June 30, 2017.

See notes to financial statements.

FPA NEW INCOME, INC.

Portfolio of investments – RESTRICTED SECURITIES

June 30, 2017

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
A10 Term Asset Financing LLC 2016-1 A1 2.42% 3/15/2035	5/19/2016	$6,748,050	$6,735,236	0.13%
A10 Term Asset Financing LLC 2013-2 A 2.62% 11/15/2027	10/30/2013	999,756	998,508	0.02%
ARI Fleet Lease Trust 2016-A A2 1.82% 7/15/2024	02/17/2016	16,181,370	16,174,518	0.32%
ARI Fleet Lease Trust 2015-A A2 1.11% 11/15/2018	04/15/2015, 07/20/2015, 03/11/2016, 03/18/2016	6,748,917	6,743,098	0.13%
Adams Mill CLO Ltd. 2014-1A B2R 1.00% 7/15/2026		8,136,000	8,136,000	0.16%
Air 2 US 10.127% 10/1/2020	7/24/2014, 8/22/2014, 2/12/2015	9,396,338	9,814,557	0.20%
Air 2 US 8.027% 10/1/2020	7/1/2014, 10/27/2014	2,805,414	2,771,210	0.06%
Ascentium Equipment Receivables LLC 2015-2A B 2.62% 12/10/2019	02/18/2016	4,092,029	4,111,006	0.08%
Ascentium Equipment Receivables Trust 2016-1A A2 1.75% 11/13/2018	4/18/2016	549,590	549,634	0.01%
Avis Budget Rental Car Funding AESOP LLC 2015-1A A 2.50% 7/20/2021	2/22/2017, 3/13/2017	48,355,324	48,279,017	0.97%
Avis Budget Rental Car Funding AESOP LLC 2015-2A A 2.63% 12/20/2021	1/31/2017, 3/8/2017, 3/13/2017	22,495,950	22,427,716	0.45%
Avis Budget Rental Car Funding AESOP LLC 2014-2A A 2.50% 2/20/2021	1/31/2017	6,094,733	6,068,302	0.12%
BCAP LLC Trust 2010-RR8 2A6 2.708% 11/26/2036	12/08/2015	2,275,619	2,279,936	0.05%
BlueMountain CLO Ltd. 2013-4A 3.36% 4/15/2025	03/31/2017	8,598,000	8,610,630	0.17%
Boart Longyear Management Pty, Ltd. 10.00% 10/1/2018	9/20/2013, 9/24/2014, 10/6/2014, 10/24/2014, 11/13/2014, 11/21/2014, 12/5/2014, 12/10/2014, 2/20/2015, 3/2/2015	52,388,503	40,437,936	0.81%
CCG Receivables Trust 2015-1 A2 1.46% 11/14/2018	9/9/2015	7,885,744	7,874,320	0.16%
CIFC Funding 2013-III Ltd. 2013-3A A2BR 3.40% 10/24/2025	3/10/2017	6,498,000	6,500,099	0.13%
CIFC Funding 2013-IV Ltd. 2013-4A A2R 2.72% 11/27/2024	2/15/2017	14,822,000	14,799,189	0.30%
COMM Mortgage Trust 2014-FL5 B 3.309% 10/15/2031	11/29/2016	12,669,152	12,723,770	0.25%
COMM Mortgage Trust 2014-FL5 C 3.309% 10/15/2031	9/15/2016	7,950,014	8,039,801	0.16%
Cerberus Loan Funding XVIII LP 2017-1A A 2.91% 4/15/2027	03/30/2017	42,107,000	42,106,916	0.84%
Cerberus Onshore II CLO-2 LLC 2014-1A B 3.722% 10/15/2023	11/20/2014	6,570,444	6,617,501	0.13%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Cerberus Onshore II CLO-2 LLC 2014-1A A 3.058% 10/15/2023	11/20/2014, 02/12/2015	1,749,050	1,749,541	0.04%
Chesapeake Funding II LLC 2016-1A A1 2.11% 3/15/2028	03/24/2016	29,381,088	29,454,438	0.59%
Chesapeake Funding II LLC 2016-2A A1 1.88% 6/15/2028	6/14/2016	28,424,261	28,392,921	0.57%
Citigroup Mortgage Loan Trust, Inc. 2014-A A 4.00% 1/25/2035	02/24/2014, 07/28/2015	12,022,714	12,041,810	0.24%
Coinstar Funding LLC Series 2017-1A A2 5.216% 4/25/2047		8,425,000	8,515,015	0.17%
Conn’s Receivables Funding LLC 2016-A B 8.96% 8/15/2018	03/11/2016	17,945,987	17,970,751	0.36%
Credit Acceptance Auto Loan Trust 2015-2A B 3.04% 8/15/2023	06/20/2016	27,412,755	27,576,076	0.55%
Credit Acceptance Auto Loan Trust 2016-2A B 3.18% 5/15/2024	5/4/2016	22,931,860	23,140,635	0.46%
Credit Acceptance Auto Loan Trust 2017-2A A 2.55% 2/17/2026		23,034,101	23,034,100	0.46%
Credit Acceptance Auto Loan Trust 2016-3A B 2.94% 10/15/2024	10/19/2016	19,525,278	19,586,586	0.39%
Credit Acceptance Auto Loan Trust 2016-3A C 3.60% 4/15/2025	10/19/2016	12,658,804	12,793,685	0.26%
Credit Acceptance Auto Loan Trust 2014-2A B 2.67% 9/15/2022	9/18/2014, 7/30/2015	11,730,941	11,740,398	0.23%
Credit Acceptance Auto Loan Trust 2016-2A A 2.42% 11/15/2023	5/4/2016, 6/22/2016	9,964,925	9,990,610	0.20%
Credit Acceptance Auto Loan Trust 2015-1A B 2.61% 1/17/2023	7/31/2015	3,161,129	3,168,143	0.06%
Credit Acceptance Auto Loan Trust 2014-2A A 1.88% 3/15/2022	3/2/2015, 7/29/2015, 8/6/2015	3,018,877	3,017,221	0.06%
Credit Acceptance Auto Loan Trust 2015-1A A 2.00% 7/15/2022	06/20/2016	1,254,163	1,252,322	0.03%
Credit Acceptance Auto Loan Trust 2015-2A C 3.76% 2/15/2024	8/12/2015	550,000	556,569	0.01%
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E 7.159% 11/15/2033	11/04/2016, 12/20/2016	30,398,000	30,626,110	0.61%
Credit Suisse Mortgage Trust Series 2010-9R 1A4 3.75% 8/27/2037	02/10/2016	6,227,855	6,139,948	0.12%
DT Auto Owner Trust 2017-1A C 2.70% 11/15/2022	2/6/2017	18,720,605	18,739,408	0.37%
DT Auto Owner Trust 2015-3A B 2.46% 11/15/2019	10/07/2015	17,548,614	17,563,887	0.35%
DT Auto Owner Trust 2016-4A B 2.02% 8/17/2020	9/28/2016	13,676,352	13,653,885	0.27%
DT Auto Owner Trust 2016-2A B 2.92% 5/15/2020	4/6/2016	5,391,919	5,413,442	0.11%
DT Auto Owner Trust 2016-2A A 1.73% 8/15/2019	4/6/2016	1,561,152	1,560,672	0.03%
Elm Trust 2016-1A A2 4.163% 6/20/2025	12/08/2016	13,182,771	13,358,086	0.27%
Enterprise Fleet Financing LLC 2015-2 A2 1.59% 2/22/2021	7/22/2015	26,755,094	26,756,181	0.54%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Enterprise Fleet Financing LLC 2016-2 A2 1.74% 2/22/2022	7/12/2016	17,386,736	17,367,912	0.35%
Enterprise Fleet Financing LLC 2017-2 A2 1.97% 1/20/2023		14,449,251	14,449,250	0.29%
Enterprise Fleet Financing LLC 2017-1 A3 2.60% 7/20/2022	1/24/2017	9,450,812	9,459,722	0.19%
Enterprise Fleet Financing LLC 2014-2 A2 1.05% 3/20/2020	08/26/2014, 03/25/2015, 04/28/2015, 05/28/2015, 02/17/2016	4,034,964	4,032,541	0.08%
Exeter Automobile Receivables Trust 2016-3A A 1.84% 11/16/2020	10/03/2016	16,139,705	16,095,114	0.32%
Exeter Automobile Receivables Trust 2017-1A B 3.00% 12/15/2021	1/30/20171/30/20171/30/2017	8,761,187	8,792,590	0.18%
First Investors Auto Owner Trust 2016-1A A2 2.26% 4/15/2021	02/10/2016	16,653,000	16,700,245	0.33%
First Investors Auto Owner Trust 2015-2A A2 2.28% 9/15/2021	06/10/2016	16,578,659	16,605,251	0.33%
First Investors Auto Owner Trust 2017-1A C 2.95% 4/17/2023	2/14/2017	8,147,865	8,172,675	0.16%
First Investors Auto Owner Trust 2016-2A A2 1.87% 11/15/2021	9/12/2016	5,513,693	5,504,038	0.11%
First Investors Auto Owner Trust 2015-2A B 2.75% 9/15/2021	8/18/2015	4,442,688	4,451,130	0.09%
First Investors Auto Owner Trust 2017-1A B 2.67% 4/17/2023	2/14/2017, 2/21/2017	4,126,165	4,133,402	0.08%
First Investors Auto Owner Trust 2014-1A A3 1.49% 1/15/2020	04/03/2014	725,455	725,416	0.01%
Flagship VII Ltd. 2013-7A A2R 2.70% 1/20/2026	3/22/2017	17,551,000	17,553,036	0.35%
Fortress Credit Opportunities III CLO LP 2014-3A A1TR 2.80% 4/28/2026	3/22/2017	48,830,000	48,942,407	0.98%
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR 3.40% 10/15/2026	3/28/2017	25,265,000	25,252,165	0.51%
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R 3.75% 10/15/2026	3/28/2017	6,584,000	6,581,182	0.13%
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 2.36% 1/20/2023	2/7/2017	6,561,727	6,561,004	0.13%
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C 2.89% 1/22/2024	2/7/2017	2,608,861	2,609,836	0.05%
Hertz Fleet Lease Funding LP 2016-1 A2 1.96% 4/10/2030	4/13/2016	20,278,277	20,252,710	0.41%
Hertz Fleet Lease Funding LP 2017-1 A2 2.13% 4/10/2031		20,223,556	20,227,992	0.40%
Hyundai Auto Lease Securitization Trust 2016-C B 1.86% 5/17/2021	1/10/2017	13,187,812	13,156,007	0.26%
ICG US CLO Ltd. 2014-3A A1BR 2.97% 1/25/2027		34,490,000	34,416,743	0.69%
InSite Issuer LLC 8.595% 8/15/2043	8/19/2013, 2/12/2015, 10/20/2015	12,025,579	12,815,788	0.26%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Jamestown CLO III Ltd. 2013-3A A1BR 2.753% 1/15/2026		16,675,000	16,695,544	0.33%
Latitude Management Real Estate Capita 2016-CRE2 A 2.71% 11/24/2031	10/21/2016	11,903,000	11,992,272	0.24%
Leaf Receivables Funding 11 LLC 2016-1 A2 1.72% 7/15/2018	5/18/2016	10,237,705	10,238,846	0.20%
Leaf Receivables Funding 12 LLC 2017-1 A3 2.07% 8/15/2020		7,551,403	7,537,962	0.15%
Leaf Receivables Funding 12 LLC 2017-1 A4 2.43% 7/15/2021		5,551,103	5,537,920	0.11%
MMAF Equipment Finance LLC 2013-AA A4 1.68% 5/11/2020	6/15/2016	8,343,361	8,309,235	0.17%
MidOcean Credit CLO I 2012-1A A2R 3.658% 1/15/2024	1/18/2017	18,988,375	19,044,629	0.38%
N671US Trust 7.50% 9/15/2020	08/16/2012	8,825,439	8,847,502	0.18%
Nationstar HECM Loan Trust 2016-1A A 2.981% 2/25/2026	02/25/2016	3,765,100	3,766,305	0.08%
Nationstar HECM Loan Trust 2016-3A A 2.013% 8/25/2026	8/11/2016, 9/25/2016	2,248,155	2,271,570	0.05%
Nationstar HECM Loan Trust 2015-2A A 2.883% 11/25/2025	11/19/2015	888,789	889,074	0.02%
Nelder Grove CLO Ltd. 2014-1A AFR 3.00% 8/28/2026	2/8/2017	7,465,000	7,470,248	0.15%
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 3.107% 12/15/2050	11/22/2016	50,294,000	49,946,971	1.00%
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 2.751% 6/15/2049	6/23/2016	16,002,879	15,977,971	0.32%
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 2.575% 10/15/2049	10/14/2016	50,834,000	50,505,140	1.01%
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 3.214% 2/15/2051	2/1/2017	46,789,000	46,592,486	0.93%
NewMark Capital Funding CLO, Ltd. 2014-2A BFR 3.669% 6/30/2026	3/2/2017	10,199,000	10,262,825	0.21%
NewMark Capital Funding CLO, Ltd. 2014-2A AFR 3.077% 6/30/2026	3/2/2017	5,750,000	5,757,412	0.12%
NextGear Floorplan Master Owner Trust 2017-1A A2 2.54% 4/18/2022		22,931,437	22,924,595	0.46%
NextGear Floorplan Master Owner Trust 2015-2A A 2.38% 10/15/2020	2/1/2017	10,057,684	10,045,515	0.20%
Nomura Resecuritization Trust 2016-1R 3A1 5.00% 9/28/2036	5/5/2016	6,459,529	6,407,916	0.13%
Northwoods Capital X Ltd. 2013-10A A2R 2.649% 11/4/2025	3/29/2017	29,490,000	29,489,912	0.59%
Northwoods Capital X Ltd. 2013-10A B2R 3.442% 11/4/2025	3/29/2017	4,000,000	4,014,196	0.08%
OHA Loan Funding LLC 2014-1A A2R 2.95% 10/20/2026	3/9/2017	20,832,000	20,836,187	0.42%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Oaktree CLO Ltd. 2014-2A A1BR 2.953% 10/20/2026	2/17/2017	10,752,000	10,772,730	0.22%
Ocean Trails CLO V 2014-5A C2R 4.70% 10/13/2026	3/9/2017	6,814,000	6,831,008	0.14%
Ocwen Master Advance Receivables Trust 2016-T1 AT1 2.521% 8/17/2048	8/3/2016	51,028,000	50,948,269	1.02%
Oportun Funding III LLC 2016-B A 3.69% 7/8/2021	6/22/2016	10,121,134	10,137,709	0.20%
Oportun Funding IV LLC 2016-C A 3.28% 11/8/2021	10/14/2016	9,738,550	9,669,367	0.19%
Ores NPL LLC 2014-LV3 B 6.00% 3/27/2024	3/21/2014, 2/12/2015	30,468,389	30,532,558	0.61%
PFS Financing Corporation 2016-A A 2.359% 2/18/2020	02/09/2016	57,780,665	57,970,301	1.16%
PFS Financing Corporation 2014-BA A 1.759% 10/15/2019	2/18/2015, 6/15/2015, 10/23/2015, 11/17/2015	32,908,486	33,037,980	0.66%
PFS Financing Corporation 2015-AA A 1.779% 4/15/2020	4/8/2015, 7/30/2015	29,097,332	29,088,846	0.58%
PFS Financing Corporation 2015-AA B 2.059% 4/15/2020	4/8/2015	500,000	497,236	0.01%
Peaks CLO 1, Ltd. 2014-1A C 4.658% 6/15/2026	12/07/2016	11,856,954	12,090,369	0.24%
Peaks CLO, 1 Ltd. 2014-1A A 2.908% 6/15/2026		31,612,466	31,611,930	0.63%
Prestige Auto Receivables Trust 2016-2A B 2.19% 11/15/2022	10/21/2016	25,219,126	25,094,131	0.50%
Prestige Auto Receivables Trust 2016-2A C 2.88% 11/15/2022	10/21/2016	12,062,359	12,143,444	0.24%
Prestige Auto Receivables Trust 2015-1 B 2.04% 4/15/2021	3/18/2015	10,394,582	10,408,706	0.21%
Prestige Auto Receivables Trust 2016-1A A3 1.99% 6/15/2020	03/16/2016	7,917,000	7,934,176	0.16%
Prestige Auto Receivables Trust 2015-1 A3 1.53% 2/15/2021	3/18/2015, 5/29/2015	7,571,703	7,570,005	0.15%
Prestige Auto Receivables Trust 2014-1A A3 1.52% 4/15/2020	3/18/2014, 11/05/2015	1,853,478	1,853,608	0.04%
RMAT LLC 2015-PR1 A1 4.826% 6/25/2035	06/23/2015	14,231,726	14,231,726	0.28%
Rialto Capital Management LLC 2014-LT5 B 5.00% 5/15/2024	11/20/2014	3,234,705	3,225,842	0.06%
Rialto Real Estate Fund LP 2015-LT7 B 5.071% 12/25/2032	6/15/2015	17,716,000	17,716,000	0.35%
RiverView HECM Trust 2007-1 A 1.72% 5/25/2047	01/9/2013, 02/12/2015	24,447,694	22,062,423	0.44%
SCG Trust 2013-SRP1 AJ 3.109% 11/15/2026	12/07/2016	14,082,896	14,088,356	0.28%
STORE Master Funding LLC 2012-1A A 5.77% 8/20/2042	08/31/2012	462,464	465,058	0.01%
Saranac CLO I Ltd. 2013-1A B 3.217% 10/26/2024	2/24/2017	13,233,196	13,249,051	0.27%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Saranac CLO II Ltd. 2014-2A A2 2.922% 2/20/2025		11,742,911	11,742,631	0.24%
Saranac CLO II Ltd. 2014-2A B 3.222% 2/20/2025	3/8/2017	3,760,952	3,764,948	0.08%
Stanwich Mortgage Loan Trust Series 2010-2 A 1.702% 2/28/2057	05/21/2010, 09/22/2011	524,189	500,011	0.01%
Stanwich Mortgage Loan Trust Series 2011-2 A 9/15/2050	06/10/2011, 09/22/2011	434,807	432,195	0.01%
Stanwich Mortgage Loan Trust Series 2011-1 A .144% 8/15/2050	05/10/2011, 09/22/2011	416,683	416,149	0.01%
Stanwich Mortgage Loan Trust Series 2010-3 A 7/31/2038	06/02/2010, 09/22/2011	285,388	288,776	0.01%
Stanwich Mortgage Loan Trust Series 2010-4 A .394% 8/31/2049	08/04/2010, 09/22/2011	223,870	241,563	0.00%
Stanwich Mortgage Loan Trust Series 2010-1 A 1.091% 9/30/2047	04/22/2010, 09/22/2011	121,334	116,942	0.00%
Stanwich Mortgage Loan Trust Series 2009-2 A .521% 2/15/2049	09/22/2011, 07/01/2013	25,941	25,979	0.00%
Sunset Mortgage Loan Co. LLC 2015-NPL1 A 4.459% 9/18/2045	10/02/2015	11,726,838	11,847,068	0.24%
Symphony CLO XII Ltd. 2013-12A B2R 3.389% 10/15/2025		15,800,000	15,824,711	0.32%
Telos CLO, Ltd. 2014-5A A 2.708% 4/17/2025	11/01/2016	31,438,437	31,522,366	0.63%
Towd Point Mortgage Trust 2015-2 1A1 3.25% 11/25/2060	05/28/2015	38,655,927	38,996,849	0.78%
Towd Point Mortgage Trust 2015-4 A1 3.50% 4/25/2055	09/25/2015	35,107,115	35,308,879	0.71%
Towd Point Mortgage Trust 2015-2 2A1 3.75% 11/25/2057	06/10/2015	29,231,648	29,360,681	0.59%
Towd Point Mortgage Trust 2015-1 AES 3.00% 10/25/2053	11/04/2015, 12/09/2015	27,045,811	27,276,685	0.55%
Towd Point Mortgage Trust 2016-3 A1 2.25% 4/25/2056	7/22/2016	24,573,585	24,552,287	0.49%
Unison Ground Lease Funding LLC 2013-1 B 5.78% 3/15/2043	3/12/2013, 7/16/2013, 2/12/2015	10,828,097	10,842,666	0.22%
Unison Ground Lease Funding LLC 2013-2 B 6.268% 3/15/2043	3/12/2013, 2/12/2015	3,767,020	3,506,221	0.07%
VOLT XL LLC 2015-NP14 A1 4.375% 11/27/2045	12/08/2015	17,839,427	17,864,551	0.36%
VOLT XXV LLC 2015-NPL8 A1 3.50% 6/26/2045	06/17/2015	22,911,257	22,939,472	0.46%
VOLT XXXIII LLC 2015-NPL5 A1 3.50% 3/25/2055	3/13/2015, 01/13/2016	26,826,532	26,885,391	0.54%
VOLT XXXVIII LLC 2015-NP12 A1 3.875% 9/25/2045	09/11/2015	14,216,291	14,233,006	0.28%
Verizon Owner Trust 2017-1A B 2.45% 9/20/2021	3/7/2017	33,677,366	33,840,713	0.68%
Verizon Owner Trust 2017-2A A 1.92% 12/20/2021		26,364,987	26,381,472	0.53%

See notes to financial statements.

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Verizon Owner Trust 2017-2A B 2.22% 12/20/2021		24,040,728	24,052,110	0.48%
Verizon Owner Trust 2016-2A A 1.68% 5/20/2021	3/8/2017	8,778,645	8,805,000	0.18%
Volvo Financial Equipment LLC Series 2017-1A A4 2.21% 11/15/2021	2/13/2017	5,915,863	5,919,959	0.12%
WCP ISSUER LLC 2013-1 B 6.657% 8/15/2043	8/1/2013, 2/12/2015	15,000,000	15,511,222	0.31%
Washington Mill CLO Ltd. 2014-1A B2R 3.60% 4/20/2026	2/24/2014	11,052,000	11,054,940	0.22%
Washington Mill CLO Ltd. 2014-1A A2R 2.90% 4/20/2026	2/24/2014	8,859,000	8,860,364	0.18%
West CLO Ltd. 2013-1A A1BR 2.745% 11/7/2025		27,181,000	27,187,659	0.54%
West CLO Ltd. 2013-1A A2BR 3.393% 11/7/2025		12,780,000	12,712,956	0.25%
Westlake Automobile Receivables Trust 2015-3A B 2.21% 5/17/2021	10/09/2015	23,801,401	23,813,679	0.48%
Westlake Automobile Receivables Trust 2016-3A C 2.46% 1/18/2022	10/14/2016	19,573,766	19,504,689	0.39%
Westlake Automobile Receivables Trust 2017-1A C 2.70% 10/17/2022	3/9/2017	11,438,386	11,456,380	0.23%
Westlake Automobile Receivables Trust 2015-2A B 1.83% 1/15/2021	6/18/2015	5,630,158	5,631,022	0.11%
Westlake Automobile Receivables Trust 2015-3A C 3.05% 5/17/2021	10/09/2015	549,938	551,810	0.01%
Westlake Automobile Receivables Trust 2015-2A C 2.45% 1/15/2021	6/18/2015	549,982	550,610	0.01%
Westlake Automobile Receivables Trust 2015-1A C 2.29% 11/16/2020	3/4/2015	379,557	380,003	0.01%
Wheels SPV 2 LLC 2015-1A A2 1.27% 4/22/2024	6/2/2015, 6/10/2015	6,014,185	6,008,324	0.12%
Zais CLO 2 Ltd. 2014-2A A1BR 2.92% 7/25/2026		6,979,000	6,985,623	0.14%
TOTAL RESTRICTED SECURITIES		$2,382,294,120	$2,371,741,120	47.46%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2017:

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities
Agency	$—	$4,449,259	$—	$4,449,259
Agency Stripped	—	442,992,438	—	442,992,438
Non-Agency	—	151,037,195	11,992,272	163,029,467
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	356,388,696	—	356,388,696
Agency Pool Adjustable Rate	—	1,345,565	—	1,345,565
Agency Pool Fixed Rate	—	159,477,551	—	159,477,551
Agency Stripped	—	2,115,436	—	2,115,436
Non-Agency Collateralized Mortgage Obligation	—	321,028,265	2,021,615	323,049,880
Asset-Backed Securities
Auto	—	911,546,275	—	911,546,275
Collateralized Loan Obligation	—	565,303,122	86,024,000	651,327,122
Credit Card	—	243,283,932	—	243,283,932
Equipment	—	456,832,902	53,286,985	510,119,887
Other	—	279,774,849	142,069,133	421,843,982
Corporate Bonds & Notes	—	105,070,935	26,583,205	131,654,140
Corporate Bank Debt	—	181,508,096	40,206	181,548,302
Municipals	—	4,435,432	—	4,435,432
U.S. Treasuries	—	533,016,798	—	533,016,798
Short-Term Investment	—	62,651,000	—	62,651,000
	$—	$4,782,257,746	$322,017,416	$5,104,275,162

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2017:

Investments	Beginning Value at September 30, 2016	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at June 30, 2017	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2017
Asset-Backed Securities Auto	$13,672,192	$(18,307)	—	—	$(13,653,885)	—	—
Asset-Backed Securities Collateralized Loan Obligation	—	85,585	$85,938,415	—	—	$86,024,000	81,144
Asset-Backed Securities Equipment	—	396,068	54,134,944	$(1,244,027)	—	53,286,985	395,104
Asset-Backed Securities Other	63,978,631	7,911	97,082,730	(8,761,295)	(10,238,846)	142,069,133	—
Commercial Mortgage-Backed Securities Agency Stripped	24,719,119	(2,142,505)	—	—	(22,576,614)	—	89,273
Commercial Mortgage-Backed Securities Non-Agency	24,773,680	440,947	11,903,000	(4,183,513)	(20,941,842)	11,992,272	3,058
Corporate Bank Debt	106,314,525	(63,067)	21,164,064	(46,892,684)	(80,482,631)	40,206	(6,260,424)
Corporate Bonds & Notes	42,782,387	(5,211,379)	—	(10,987,802)	—	26,583,205	—
Municipals	23,869,420	71,837	—	(19,505,825)	(4,435,432)	—	5,157
Residential Mortgage-Backed Non-Agency Collateralized Mortgage Obligation	16,913,546	58,214	$—	(8,023,195)	(6,926,949)	2,021,615	(8,572)
	$317,023,500	$(6,374,696)	$270,223,153	$(99,598,341)	$(159,256,199)	$322,017,416	$(5,695,260)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.  There were transfers of $159,256,199 out of Level 3 into Level 2 during the period ended June 30, 2017.  The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2017:

Financial Assets	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Securities Non-Agency	$11,992,272	Third-Party Broker Quote*	Quotes/Prices	$100.75

Residential Mortgage-Backed Non-Agency CMO	$2,021,615	Pricing Model**	Prices Discount	$41.50-$56.65 ($49.70) 0.0%-7.19% (0.78%)

Asset-Backed Securities Collateralized Loan Obligation	$86,024,000	Third-Party Broker Quote*	Quotes/Prices	$100.00

Equipment	$53,286,985	Third-Party Broker Quote*	Quotes/Prices	$99.75 - $101.00

Other	$142,069,133	Third-Party Broker Quote*	Quotes/Prices	$99.18 - $106.79

Corporate Bonds and Notes	$26,583,205	Third-Party Broker Quote*	Quotes/Prices	$1.60 - $100.25

Corporate Bank Debt	$40,206	Pricing Model ***	Reference prices	$100.13 - $100.63

*The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

*** The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2017 (excluding short-term investments), was $5,124,248,402 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$14,271,666
Gross unrealized depreciation:	(96,895,906)
Net unrealized depreciation:	$(82,624,240)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August 29, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: August 29, 2017